Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents
Summary of Detailed Information of Cash and Cash Equivalents

	As of	As of
	December 31,	June 30,
	2023	2024
	RMB’000	RMB’000
Cash at bank	432,892	177,121
Deposits held at licensed payment platforms	3,350	2,478
Total	436,242	179,599